Related Party Transactions (Details) - USD ($)	Mar. 31, 2024	Mar. 11, 2024	Sep. 30, 2023	Sep. 30, 2022	Jul. 01, 2022	Mar. 10, 2022
Related Party Transactions [Line Items]
Owned percentage	13.80%		20.00%
Payable			$ 5,756,000
Production line				$ 110,955
Initial term					2 years
Rental amount					$ 813
Working capital loan	96,000
Loans Payable	47,000		$ 35,000	$ 12,102
Issued ordinary shares		1,275,000		2,500,100
Ordinary shares per share		$ 4		$ 0.2405
Outstanding balance		$ 5,100,000		$ 601,274
Payable	$ 656,000
Mr. Lim Hooi Beng [Member]
Related Party Transactions [Line Items]
Owned percentage	20.00%		14.50%	14.50%
Common shares	13.80%		14.50%
Mr. Lim Hooi Beng [Member] | ZhongHe Industries Sdn Bhd [Member]
Related Party Transactions [Line Items]
Owned percentage			20.00%	20.00%
Mr. Aw Jeen Rong [Member]
Related Party Transactions [Line Items]
Owned percentage			6.30%	6.30%
Common shares	6.00%		6.30%
Mr. Liu Yu [Member]
Related Party Transactions [Line Items]
Common shares	24.30%		25.50%	38.00%
Payable						$ 6,258,000
Graphjet [Member]
Related Party Transactions [Line Items]
Common shares			25.50%
Promissory Note [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount						$ 6,258,092
Loans Payable	$ 1,142,000
Common Stock [Member]
Related Party Transactions [Line Items]
Payable	$ 1,218,000		$ 2,232,000	$ 5,756,366
Issued ordinary shares		775,000
Ordinary shares per share		$ 4
Outstanding balance		$ 3,100,000
Common Stock [Member] | Parent Company [Member]
Related Party Transactions [Line Items]
Payable			$ 5,756,366